Secured Term Loan Facilities and Revolving Credit Facility - Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Maturities of Long-term Debt [Abstract]
Due within one year	$ 81,128	$ 61,979
Due in two years	188,586	171,002
Due in three years	41,823	120,989
Due in four years	99,948	16,979
Due in five years	31,823	75,103
Due in more than five years	185,564	59,242
Total secured term loan facilities and revolving credit facility	628,872	505,294
Less: current portion	81,128	61,979
Secured term loan facilities and revolving credit facility, non-current portion	547,744	443,315
Total secured term loan facilities and revolving credit facility	$ 628,872	$ 505,294